SHARE-BASED COMPENSATION - Share-based Compensation Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of share-based payment arrangements	$ 11.7	$ 9.2
Share option award plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of share-based payment arrangements	2.7	2.4
Full value award plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of share-based payment arrangements	$ 9.0	$ 6.8